GENERAL	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:-	GENERAL

Alcobra Ltd. was incorporated in Israel and commenced its operation on February 7, 2008. During July 2013, a wholly- owned subsidiary was established in the state of Delaware named Alcobra Inc. (the "Subsidiary"). Alcobra Ltd. and its Subsidiary (collectively "the Company") are an emerging biopharmaceutical company primarily focused on the development and commercialization of a proprietary drug candidate, to treat Attention Deficit Hyperactivity Disorder, ("ADHD"), and other cognitive dysfunctions including Fragile X. The Company's objective is to conduct additional clinical trials for its drug called MDX (the "Drug") and, if those trials are successful, seek marketing approval from the U.S. Food and Drug Administration (the "FDA") and other worldwide regulatory bodies.

The Company has not generated revenue from the sale of any product, and does not expect to generate significant revenue unless and until obtaining marketing approval and commercializing MDX. The Company has incurred losses in the amount of $ 32,834 during the year ended December 31, 2014.

During January 2015, the company completed a public offering in the "NASDAQ Capital Market" and issued 7,475,000 ordinary shares in consideration of $27,936, net.